Subsequent Event (Notes)	12 Months Ended
Dec. 31, 2013
Subsequent Event [Line Items]
Subsequent Events [Text Block]
SUBSEQUENT EVENT

On January 2, 2014, the Company completed the acquisition of the outstanding equity of The S.M. Stoller Corporation ("Stoller"), a privately held company, pursuant to a stock purchase agreement ("Purchase Agreement") between Huntington Ingalls Industries Energy and Environmental Services, Inc., a newly formed Delaware corporation and wholly owned subsidiary of HII, and Stoller Holdings, LLC (“Stoller Holdings”), the sole stockholder of Stoller. Stoller is a provider of environmental, nuclear, and technical consulting and engineering services to the Department of Energy, Department of Defense, and the private sector. The acquisition is consistent with the Company's strategy to utilize its nuclear and energy related expertise developed through its shipbuilding activities to expand our position in the energy marketplace.

The Company funded the acquisition with cash on hand. The initial aggregate purchase price of $53.7 million may increase or decrease subject to a net working capital adjustment, and did not include any contingent consideration. An aggregate of $7.7 million of the purchase price was placed into escrow to satisfy potential indemnification obligations of Stoller Holdings. The escrowed funds will be released in varying amounts periodically over 45 months following the closing date. The Company incurred approximately $0.6 million of acquisition costs in connection with the transaction, which are included within general and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, 2013.

The Company has not completed the purchase price allocation to the underlying assets and liabilities due to potential adjustments upon finalization of the net working capital adjustment and the fair value of the assets acquired and liabilities assumed. The Company anticipates that the majority of the purchase price will be allocated to goodwill and other intangible assets.